Transition to IFRS 9 - Schedule of Impact on Transition to IFRS 9 on Allowance for Credit Loss (Detail) - CAD ($) $ in Millions	Oct. 31, 2018	Nov. 01, 2017	Oct. 31, 2017	Oct. 31, 2016
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Allowance for credit losses	$ 1,870		$ 1,996	$ 2,114
Residential mortgages [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Allowance for credit losses			118	130
Business and government loans [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Allowance for credit losses			1,155	$ 1,265
IAS 39 [member] | Collective Allowance [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Allowance for credit losses		$ 1,576
IAS 39 [member] | Specific Allowance [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Allowance for credit losses		420
IAS 39 [member] | Allowance [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Allowance for credit losses		1,996
IAS 39 [member] | Residential mortgages [member] | Collective Allowance [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Allowance for credit losses		69
IAS 39 [member] | Residential mortgages [member] | Specific Allowance [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Allowance for credit losses		24
IAS 39 [member] | Residential mortgages [member] | Allowance [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Allowance for credit losses		93
IAS 39 [member] | Consumer installment and other personal [member] | Collective Allowance [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Allowance for credit losses		343
IAS 39 [member] | Consumer installment and other personal [member] | Specific Allowance [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Allowance for credit losses		136
IAS 39 [member] | Consumer installment and other personal [member] | Allowance [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Allowance for credit losses		479
IAS 39 [member] | Credit Card [Member] | Collective Allowance [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Allowance for credit losses		243
IAS 39 [member] | Credit Card [Member] | Allowance [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Allowance for credit losses		243
IAS 39 [member] | Business and government loans [member] | Collective Allowance [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Allowance for credit losses		785
IAS 39 [member] | Business and government loans [member] | Specific Allowance [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Allowance for credit losses		233
IAS 39 [member] | Business and government loans [member] | Allowance [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Allowance for credit losses		1,018
IAS 39 [member] | Allowance for credit losses related to loans [member] | Collective Allowance [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Allowance for credit losses		1,440
IAS 39 [member] | Allowance for credit losses related to loans [member] | Specific Allowance [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Allowance for credit losses		393
IAS 39 [member] | Allowance for credit losses related to loans [member] | Allowance [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Allowance for credit losses		1,833
IAS 39 [member] | Allowance for off balance sheet positions [member] | Collective Allowance [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Allowance for credit losses		136
IAS 39 [member] | Allowance for off balance sheet positions [member] | Specific Allowance [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Allowance for credit losses		27
IAS 39 [member] | Allowance for off balance sheet positions [member] | Allowance [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Allowance for credit losses		163
Remeasurement [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Allowance for credit losses		(70)
Remeasurement [member] | Residential mortgages [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Allowance for credit losses		(20)
Remeasurement [member] | Consumer installment and other personal [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Allowance for credit losses		71
Remeasurement [member] | Credit Card [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Allowance for credit losses		41
Remeasurement [member] | Business and government loans [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Allowance for credit losses		(246)
Remeasurement [member] | Allowance for credit losses related to loans [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Allowance for credit losses		(154)
Remeasurement [member] | Allowance for remaining financial assets [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Allowance for credit losses		8
Remeasurement [member] | Allowance for off balance sheet positions [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Allowance for credit losses		76
IFRS9 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Allowance for credit losses	1,870	1,926
IFRS9 [member] | Stage 1 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Allowance for credit losses		450
IFRS9 [member] | Stage 2 [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Allowance for credit losses		1,056
IFRS9 [member] | Stage 3 [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Allowance for credit losses		420
IFRS9 [member] | Residential mortgages [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Allowance for credit losses	102	73	99
IFRS9 [member] | Residential mortgages [member] | Stage 1 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Allowance for credit losses		16
IFRS9 [member] | Residential mortgages [member] | Stage 2 [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Allowance for credit losses		33
IFRS9 [member] | Residential mortgages [member] | Stage 3 [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Allowance for credit losses		24
IFRS9 [member] | Consumer installment and other personal [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Allowance for credit losses		550
IFRS9 [member] | Consumer installment and other personal [member] | Stage 1 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Allowance for credit losses		70
IFRS9 [member] | Consumer installment and other personal [member] | Stage 2 [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Allowance for credit losses		344
IFRS9 [member] | Consumer installment and other personal [member] | Stage 3 [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Allowance for credit losses		136
IFRS9 [member] | Credit Card [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Allowance for credit losses		284
IFRS9 [member] | Credit Card [Member] | Stage 1 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Allowance for credit losses		63
IFRS9 [member] | Credit Card [Member] | Stage 2 [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Allowance for credit losses		221
IFRS9 [member] | Business and government loans [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Allowance for credit losses	$ 915	772	$ 912
IFRS9 [member] | Business and government loans [member] | Stage 1 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Allowance for credit losses		205
IFRS9 [member] | Business and government loans [member] | Stage 2 [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Allowance for credit losses		334
IFRS9 [member] | Business and government loans [member] | Stage 3 [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Allowance for credit losses		233
IFRS9 [member] | Allowance for credit losses related to loans [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Allowance for credit losses		1,679
IFRS9 [member] | Allowance for credit losses related to loans [member] | Stage 1 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Allowance for credit losses		354
IFRS9 [member] | Allowance for credit losses related to loans [member] | Stage 2 [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Allowance for credit losses		932
IFRS9 [member] | Allowance for credit losses related to loans [member] | Stage 3 [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Allowance for credit losses		393
IFRS9 [member] | Allowance for remaining financial assets [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Allowance for credit losses		8
IFRS9 [member] | Allowance for remaining financial assets [member] | Stage 1 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Allowance for credit losses		7
IFRS9 [member] | Allowance for remaining financial assets [member] | Stage 2 [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Allowance for credit losses		1
IFRS9 [member] | Allowance for off balance sheet positions [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Allowance for credit losses		239
IFRS9 [member] | Allowance for off balance sheet positions [member] | Stage 1 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Allowance for credit losses		89
IFRS9 [member] | Allowance for off balance sheet positions [member] | Stage 2 [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Allowance for credit losses		123
IFRS9 [member] | Allowance for off balance sheet positions [member] | Stage 3 [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Allowance for credit losses		$ 27